Note 7 - Debt (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Debt [Table Text Block]
Bank / Vessel(s)	December 31,	June 30,
	2020	2021
Total long term debt:
ABN Bank Facility (M/T Eco West Coast)	-	36,185
Alpha Bank Facility (M/T Eco Malibu)	-	38,000
BoComm Leasing Facility (M/T Nord Valiant)	20,227	-
Cargill Facility (M/T Eco Marina Del Ray)	29,116	28,174
AVIC Facility (M/T Eco Los Angeles and M/T Eco City of Angels)	57,656	56,199
Total long term debt	106,999	158,558
Less: Deferred finance fees	(2,380)	(2,786)
Total long term debt net of deferred finance fees	104,619	155,772

Presented:
Current portion of long term debt	5,324	10,061
Long term debt	99,295	145,711

Debt related to Vessels held for sale:
BoComm Leasing Facility (M/T Nord Valiant)	-	19,653
Less: Deferred finance fees	-	(339)
Debt related to Vessels held for sale net of deferred finance fees	-	19,314

Total Debt net of deferred finance fees	104,619	175,086